Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of components of cash and cash equivalents
	December 31,	December 31,
	2025	2024
	USD thousands	USD thousands
In USD	6,833	5,545
In NIS	156	525
In other currencies	575	1

	7,564	6,071